Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.00286	$ 0.00286
Common stock, shares authorized	34,973,575	34,973,575
Common stock, shares issued	12,145,004	12,105,496
Common stock, shares outstanding	12,145,004	12,105,496